SCHEDULE OF WARRANTS/OPTIONS ISSUED (Details) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 08, 2022	Mar. 07, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from Convertible Debt					$ 200,000
Debt Instrument, Increase, Accrued Interest					3,724,455	$ 5,474,608
Coroware, Inc. and Subsidiaries [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from Convertible Debt			$ 108,650
Debt Instrument, Increase, Accrued Interest			3,892,551		$ 3,724,455
Coroware, Inc. and Subsidiaries [Member] | Lloyd Spencer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from Convertible Debt		$ 66,000
Debt Instrument, Term	1 year
Debt Instrument, Maturity Date, Description	March 7, 2023
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Convertible, Conversion Price		$ 0.0002
Coroware, Inc. and Subsidiaries [Member] | Lloyd Spencer [Member] | Transaction Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt Instrument, Increase, Accrued Interest			$ 521
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			165,000,000
Share Price			$ 0.0002
Lloyd Spencer [Member] | Coroware, Inc. and Subsidiaries [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of issuance			Mar. 07, 2022
Shares upon issuance of warrant or options			165,000,000
Exercise price			$ 0.0002
Expiration date			Mar. 07, 2027
Tangiers Investment Group LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of issuance			Mar. 21, 2022
Shares upon issuance of warrant or options			125,000,000
Exercise price			$ 0.0004
Expiration date			Mar. 21, 2027